Share Capital (Tables)	6 Months Ended
Feb. 28, 2019
Share Capital [Abstract]
Disclosure of Changes in Share Capital
	Class AShares		Class BNon-Voting Shares		Series APreferred Shares		Series BPreferred Shares
	Number	$	Number	$	Number	$	Number	$
August 31, 2018	22,420,064	2	484,194,344	4,054	10,012,393	245	1,987,607	48
Issued upon stock option plan exercises	-	-	1,138,711	26	-	-	-	-
Issued pursuant to dividendreinvestment plan	-	-	4,272,837	107	-	-	-	-
Class A conversions to Class B	(48,000)	-	48,000	-
February 28, 2019	22,372,064	2	489,653,892	4,187	10,012,393	245	1,987,607	48